Prepaid Expenses and Other Current Assets - consisted (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses	$ 64,794	$ 65,301	$ 129,666
SHAPEWAYS, INC
Prepaid expenses	984,000	646,000	507,000
Security deposits	259,000	259,000
VAT receivable	913,000	975,000	1,214,000
Prepaid taxes		29,000	231,000
Interest receivable	1,000	1,000	1,000
Total	$ 4,172,000	$ 1,910,000	$ 1,953,000